UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25

NOTIFICATION OF LATE FILING	SEC FILE NUMBER
000 - 54269

(Check One):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q	☐ Form N-SAR	CUSIP NUMBER
	☐ Form N-CSR					KYG2161W1033

For Period Ended: September 30, 2012

☐	Transition Report on Form 10-K
☐	Transition Report on Form 20-F
☐	Transition Report on Form 11-K
☐	Transition Report on Form 10-Q
☐	Transition Report on Form N-SAR

For the Transition Period Ended:

Read attached instruction sheet before preparing form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I

REGISTRANT INFORMATION

Full Name of Registrant

China VantagePoint Acquisition Company

Former Name if Applicable

Address of Principal Executive Office (Street and Number)

555 NE 15th Street, Suite 200

City, State and Zip Code

Miami, Florida 33132

PART II
RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☒	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or From N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

On November 14, 2012, the Securities and Exchange Commission ("SEC") issued Securities Exchange Act of 1934 (the "Exchange Act") Release No. 68224, in which the following order under Section 17A and Section 26 granting exemptions from specified provisions of the Exchange Act and certain rules thereunder was made:

Pursuant to Section 36 of the Exchange Act, that a registrant (as defined in Exchange Act Rule 12b-2) subject to the reporting requirements of Exchange Act Section 13(a) or 15(d), and any person required to make any filings with respect to such a registrant, is exempt from any requirement to file or furnish materials with the Commission under Exchange Act Sections 13(a), 13(d), 13(f), 13(g), 14(a), 14(c), 15(d) and 16(a), Regulations 13A, 13D, 13G, 14A, 14C and 15D, and Exchange Act Rules 13f-1 and 16a-3, as applicable, for the period from and including October 29, 2012 to November 20, 2012, where the conditions below are satisfied:

(a)   The registrant or person other than a registrant is not able to meet a filing deadline due to Hurricane Sandy and its aftermath;

(b)   The registrant or person other than a registrant files with the Commission any report, schedule or form required to be filed during the period from and including October 29, 2012 to November 20, 2012, on or before November 21, 2012; and

(c)   In any such report, schedule or form filed pursuant to this Order, the registrant or person other than a registrant must disclose that it is relying on this Order and state the reasons why, in good faith, it could not file such report, schedule or form on a timely basis.

Lack of communications, transportation, electricity and available staff and professional advisors as a result of Hurricane Sandy and its aftermath significantly hampered the ability of China VantagePoint Acquisition Company (the “Company”) to meet its Quarterly Report on Form 10-Q ("10-Q") filing deadline of November 14, 2012. As a result, the Company, (i) was unable, in good faith, to file the 10-Q on a timely basis; (ii) availed itself of the filing extension granted under the order issued in Exchange Act Release No. 68224; and (iii) is filing this Form 12b-25 on November 23, 2012.

The 10-Q could not be filed within the prescribed time period due to the fact that the Company was unable to finalize its financial results as well as the disclosure requirements of Form 10-Q without unreasonable expense or effort. As a result, the Company could not solicit and obtain the necessary review of the Form 10-Q and signatures thereto in a timely fashion prior to the due date of the report.

2

PART IV
OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Mitchell S. Nussbaum, Esq.	212	407-4159
	(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).		☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?		☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

3

China VantagePoint Acquisition Company
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date : November 23, 2012	By:	/s/ Wei Li
Name: Wei Li
Title: Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

GENERAL INSTRUCTIONS

1.	This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2.	One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3.	A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.	Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

4